--------------------------------------------------------------------------------


INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                   212-830-5200

================================================================================






Dear Shareholder,



We are pleased to present the annual report of Institutional Daily Income Fund for the year ended March 31, 2000.

The Fund's Money Market Portfolio had 167 shareholders and net assets of $1,263,788,603 as of March 31, 2000. The U.S. Treasury Portfolio had 90 shareholders and net assets of $714,833,233 as of March 31, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,





\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2000
================================================================================

      Face                                                           Maturity                         Value
     Amount                                                            Date            Yield        (Note 1)
     ------                                                            ----            -----         ------
Commercial Paper (42.89)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000   Banco Santander Puerto Rico                          04/19/00          6.08%     $  24,932,778
   14,000,000   Bank of America                                      08/11/00          6.25         13,694,139
   30,000,000   British Aerospace NA Inc.                            04/06/00          5.93         29,985,325
   15,000,000   British Aerospace NA Inc.                            08/21/00          6.30         14,643,583
   40,700,000   Caterpillar Financial Services                       09/19/00          6.35         39,528,779
   12,300,000   Centric Capital Corporation                          04/07/00          5.91         12,291,964
   37,000,000   Centric Capital Corporation                          04/28/00          6.12         36,843,521
   13,400,000   City of Anaheim
                LOC Credit Suisse First Boston                       04/04/00          6.05         13,400,000
   40,000,000   Falcon Asset Securitization Corporation              04/27/00          6.04         39,840,000
   14,000,000   General Electric Capital Corp.                       04/17/00          6.06         13,967,170
   20,000,000   General Electric Capital Corp.                       06/08/00          6.03         19,782,200
   12,000,000   Intrepid Funding Master Trust                        06/07/00          6.08         11,870,217
   20,000,000   Island Finance Puerto Rico, Inc.                     04/19/00          5.91         19,948,000
   19,000,000   Island Finance Puerto Rico, Inc.                     05/12/00          5.99         18,878,558
   24,000,000   Lehman Brothers Holdings, Inc.                       06/12/00          6.24         23,715,800
   50,000,000   Lexington Parker Capital                             04/14/00          5.98         49,909,097
   15,226,000   Long Lane Master Trust IV                            05/11/00          6.04         15,130,372
   18,074,000   Long Lane Master Trust IV                            05/23/00          6.05         17,924,388
    8,516,000   Long Lane Master Trust III                           04/28/00          5.21          8,486,726
   20,000,000   Market Street Funding                                05/12/00          6.00         19,871,950
   28,000,000   Paine Webber Group                                   05/01/00          5.96         27,871,511
   40,000,000   Special Purpose Accounts Receivable Co-Operation     04/27/00          6.08         39,838,933
   20,000,000   Special Purpose Accounts Receivable Co-Operation     05/18/00          6.03         19,851,750
    9,830,000   Sand Dollar Funding LLC                              04/03/00          5.90          9,830,000
-------------                                                                                    -------------
  546,046,000   Total Commercial Paper                                                             542,036,761
-------------                                                                                    -------------
Letter of Credit Commercial Paper (18.97%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000   Banco Itau S.A.
                LOC Barclays Bank PLC                                05/26/00          6.04%     $  14,872,358
   20,000,000   Banco Itau S.A.
                LOC Barclays Bank PLC                                06/15/00          6.15         19,758,289
    6,000,000   Banco Rio de La Plata S.A.
                LOC HSBC Bank US                                     04/04/00          6.13          5,999,008
   25,000,000   Banco Rio de La Plata S.A.
                LOC HSBC Bank US                                     04/05/00          6.13         24,991,736
   36,000,000   CSN Overseas
                LOC Banco Santander                                  06/28/00          6.09         35,486,580

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date            Yield        (Note 1)
     ------                                                                       ----            -----         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  17,000,000   CSN Overseas
                LOC Barclays Bank PLC                                           08/31/00          6.31%     $  16,566,500
   28,000,000   Cofco Capital Corporation
                LOC Bank of America                                             05/16/00          6.11         27,797,661
   30,000,000   Dixie Overseas Ltd.
                LOC Credit Agricole Indosuez                                    04/07/00          5.91         29,980,400
   50,000,000   E D & F Man Finance
                LOC Rabobank Nederland                                          06/22/00          6.25         49,315,556
   15,000,000   Louis Dreyfus Corporation
                LOC ABN AMRO Bank                                               04/19/00          6.08         14,959,667
-------------                                                                                               -------------
   242,000,000  Total Letter of Credit Commercial Paper                                                       239,727,755
-------------                                                                                               -------------
Loan Participation (1.58%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000   Equitable Life Assurance with Chase Manhattan Bank              03/19/01          6.24%     $  20,000,000
-------------                                                                                               -------------
   20,000,000   Total Loan Participation                                                                       20,000,000
-------------                                                                                               -------------
Master Notes (1.19%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000   GMAC Mortgage Corporation                                       04/03/00          5.91%     $  10,000,000
    5,000,000   The Goldman Sachs Group L.P.                                    05/18/00          6.09          5,000,000
-------------                                                                                               -------------
   15,000,000    Total Master Notes                                                                            15,000,000
-------------                                                                                               -------------
Medium Term Notes (2.92%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000   Lehman Brothers Holdings                                        07/20/00          5.95%    $   20,005,504
    6,916,500   Structured Enhanced Return Trust STEERS 1998 - Series A-42
                Insured by MBIA Insurance Corp.                                 08/25/00          6.12          6,916,500
   10,000,000    Syndicated Loan Trust, - Series 1999-3                         06/15/00          6.02         10,000,000
-------------                                                                                               -------------
   36,916,500   Total Medium Term Notes                                                                        36,922,004
-------------                                                                                               -------------
Other Notes (20.19%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,880,000   Alpine Capital Investments L.L.C.
                LOC First of America                                            09/15/27 (a)      6.25%    $    3,880,000
    1,340,000   Austin Printing Co. & Klein Austin
                LOC Bank One                                                    08/01/14 (a)      6.18          1,340,000
    1,635,000   Automated Packaging Systems
                LOC National City Bank                                          10/01/08 (a)      6.18          1,635,000
    1,705,000   Bardstown, KY IDRB (R & J Tower Corporation Project)
                LOC Comerica Bank                                               06/01/24 (a)      6.20          1,705,000
    1,000,000   Burgess & Niple Limited
                LOC National City Bank                                          09/01/14 (a)      6.18          1,000,000
   26,500,000   Catholic Health Initiatives - Series C                          12/01/27 (a)      6.25         26,500,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2000
================================================================================

      Face                                                                        Maturity                       Value
     Amount                                                                         Date          Yield        (Note 1)
     ------                                                                         ----          -----         ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  CFM International Inc.
                LOC General Electric Company                                      01/01/10 (a)    6.17%     $  30,000,000
     1,500,000  Cedar Works Project
                LOC Firstar Bank                                                  05/01/09 (a)    5.00          1,500,000
       835,000  City of Colorado Springs Adjustable Rate Taxable/Convertible Bonds
                (Goodwill Industries) - Series 1997B
                LOC Bank One                                                      02/01/07 (a)    6.20            835,000
    20,000,000  Comerica Bank Senior Bank Notes                                   07/13/00 (b)    5.98         19,997,820
     8,300,000  Crystal Clinic - Series 2000
                LOC First Merit Bank                                              04/01/20 (a)    6.26          8,300,000
     1,080,000  Crystal Enterprises Inc.
                LOC Old Kent Bank & Trust Co.                                     06/01/28 (a)    6.20          1,080,000
     2,000,000  DP Fox Capital, L.L.C.
                LOC Michigan National Bank                                        09/01/29 (a)    6.18          2,000,000
    10,600,000  Dekalb County, GA (Emory University Project)                      06/07/00        6.10         10,600,000
     2,920,000  Delta Capital L.L.C.
                LOC First Michigan Bank                                           10/01/26 (a)    6.25          2,920,000
       720,000  Delta Capital L.L.C. - Series A
                LOC First Michigan Bank                                           10/01/26 (a)    6.25            720,000
     1,825,000  Dickenson Press, Inc. - Series 1997
                LOC First Michigan Bank                                           01/01/27 (a)    6.25          1,825,000
     5,900,000  Douglas County, GA Development Authority
                (Abrams Riverside, LLC Project)
                LOC Bank of America                                               11/01/18 (a)    6.20          5,900,000
     2,270,000  First Metropolitan Title Company
                LOC LaSalle National Bank                                         05/01/24 (a)    6.25          2,270,000
     4,645,000  First Metropolitan Title Company
                LOC LaSalle National Bank                                         05/01/22 (a)    6.18          4,645,000
       710,000  Four Development Company
                LOC PNC Bank, N.A.                                                12/31/03 (a)    6.25            710,000
     2,000,000  Frank J Catanzaro Sons
                LOC Firstar Bank                                                  01/01/15 (a)    5.00          2,000,000
     1,300,000  GCG Portage L.L.C.
                LOC Old Kent Bank & Trust Co.                                     02/01/26 (a)    6.25          1,300,000
    20,000,000  Goldman Sachs Group Floating Rate Note                            09/05/00 (b)    6.18         20,000,000
     5,000,000  Goldman Sachs Group L.P.                                          04/12/01 (a)    6.12          5,000,000
     3,175,000  Governor's Village LLC
                LOC Fifth Third Bank                                              03/01/20 (a)    6.15          3,175,000
       955,000  Hendricks County (Heartland Crossing)
                LOC Bank One                                                      01/01/22 (a)    6.35            955,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date            Yield        (Note 1)
     ------                                                                       ----            -----         ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,590,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank                                          10/01/16 (a)      6.18%     $   4,590,000
    10,000,000  John Hancock Mutual Life Insurance Company                      08/19/05 (a)      6.15         10,000,000
     1,135,000  JRB Corporation Demand Note
                LOC Old Kent Bank & Trust Co.                                   07/01/26 (a)      6.25          1,135,000
     3,300,000  JPV Capital LLC
                LOC Michigan National Bank                                      12/01/39 (a)      6.18          3,300,000
     1,025,000  Labelle Capital Funding
                LOC National City Bank                                          09/01/26 (a)      6.20          1,025,000
       860,000  LRV Enterprises, L.L.C.
                LOC First of America                                            09/01/21 (a)      6.25            860,000
     3,000,000  Camcairn Taxable Demand Note
                LOC Firstar Bank                                                10/01/21 (a)      6.21          3,000,000
     3,000,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/00 (a)      6.11          3,000,000
     5,855,000  Medic Funding Corporation
                Guaranteed by Federal Home Loan Bank                            05/01/27 (a)      6.29          5,855,000
     1,935,000  Mercer County, NJ Improvement Authority - Series 99
                LOC Credit Suisse First Boston                                  12/01/00 (b)      7.00          1,939,199
     1,510,000  Mississippi Business Finance Corporation IDRB
                (ABTCO, Inc. Project) - Series 1997B
                LOC Bank One                                                    06/01/10 (a)      6.35          1,510,000
     3,650,000  Mississippi Business Finance Corporation IDRB
                (ABTCO, Inc. Project) - Series 1997B
                LOC First Union National Bank                                   04/01/22 (a)      6.19          3,650,000
     3,000,000  Mt Carmel West Medical Office Building
                LOC National City Bank                                          08/01/19 (a)      6.18          3,000,000
    14,000,000  New York City GO Bonds
                Insured by FGIC                                                 06/07/00 (a)      6.07         14,000,000
     1,300,000  Pennsylvania EDFA Taxable Development RB
                (C & D Charter Power System) - Series 1989 B2
                LOC PNC Bank, N.A.                                              12/01/00 (a)      6.20          1,300,000
       600,000  Pennsylvania EDFA (Oglevee Limited Project)
                LOC PNC Bank, N.A.                                              08/01/02 (a)      6.20            600,000
       675,000  Pennsylvania EDFA
                (Philadelphia Business & Technical Center Project) - Series A1
                LOC PNC Bank, N.A.                                              04/01/04 (a)      6.20            675,000
       700,000  Pennsylvania EDFA Taxable Development RB
                (Quality Foods L.P. Project) - Series 1995D
                LOC PNC Bank, N.A.                                              12/01/14 (a)      6.20            700,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2000
================================================================================

      Face                                                                        Maturity                       Value
     Amount                                                                         Date          Yield        (Note 1)
     ------                                                                         ----          -----         ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      750,000  Pennsylvania EDFA Taxable Development RB
                (Southpointe Rink Association Project) - Series 1994D7
                LOC PNC Bank, N.A.                                                12/01/09 (a)    6.20%    $      750,000
     2,400,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                                05/01/21 (a)    6.20          2,400,000
    13,500,000  Secor Realty Inc
                LOC National City Bank                                            04/01/20 (a)    6.18         13,500,000
     1,235,000  Shepherd Capital, L.L.C.
                LOC First of America                                              09/15/47 (a)    6.25          1,235,000
     2,850,000  St. Anns Medical Office Building
                LOC National City Bank                                            11/01/19 (a)    6.18          2,850,000
     1,905,000  Trendway Corporation
                LOC Michigan National Bank                                        12/01/26 (a)    6.20          1,905,000
     2,479,000  WWMT Ltd. Project
                LOC First Merit Bank                                              03/01/24 (a)    5.00          2,479,000
     1,075,000  Willingham Properties
                LOC PNC Bank, N.A.                                                12/31/09 (a)    6.25          1,075,000
     5,162,000  Washington State Housing Finance
                LOC Wells Fargo                                                   01/01/30 (a)    6.25          5,162,000
     1,935,000  Zylstra Funding, Inc.
                LOC First Michigan Bank                                           06/01/27 (a)    6.25          1,935,000
--------------                                                                                             --------------
   255,221,000  Total Other Notes                                                                             255,223,019
--------------                                                                                             --------------
Repurchase Agreement, Overnight (3.09%)
------------------------------------------------------------------------------------------------------------------------------------
$   39,000,000  Morgan Stanley & Co., Incorporated (Collateralized by $53,155,771,
                FNMA and GNMA, 6.500% to 8.000% due 10/20/25 to 1/15/30)          04/03/00        6.13%    $   39,000,000
--------------                                                                                             --------------
    39,000,000  Total Repurchase Agreement, Overnight                                                          39,000,000
--------------                                                                                             --------------

Time Deposits (9.50%)
------------------------------------------------------------------------------------------------------------------------------------
$   60,000,000  National Bank of Canada                                           04/03/00        6.31%    $   60,000,000
    30,000,000  Pittsburgh National Bank                                          04/03/00        6.31         30,000,000
    30,000,000  Westdeutsche Landesbank                                           04/03/00        6.31         30,000,000
--------------                                                                                             --------------
   120,000,000  Total Time Deposits                                                                           120,000,000
--------------                                                                                             --------------
                Total Investments (100.33%) (Cost $1,267,909,539+)                                          1,267,909,539
                Cash and Other Assets Net of Liabilities (-0.33%)                                          (    4,120,936)
                                                                                                           --------------
                Net Assets (100.00%)                                                                       $1,263,788,603
                                                                                                           ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,   764,608,419 shares outstanding (Note 3)                                  $         1.00
                                                                                                           ==============
                Class B Shares,   354,548,728 shares outstanding (Note 3)                                  $         1.00
                                                                                                           ==============
                Pinnacle Shares,  144,631,456 shares outstanding (Note 3)                                  $         1.00
                                                                                                           ==============

                +   Aggregate cost for federal income tax purposes is identical.
--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:

(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.




KEY:

     EDFA       =   Economic Development Finance Authority       IDRB        =    Industrial Development Revenue Bond
     FGIC       =   Financial Guaranty Insurance Company         LOC         =    Letter of Credit
     FNMA       =   Federal National Mortgage Association        RB          =    Revenue Bond
     GNMA       =   Government National Mortgage Association     STEERS      =    Structured Enhanced Return Trust
     GO         =   General Obligation


















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2000
================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date            Yield        (Note 1)
     ------                                                                       ----            -----         ------
Repurchase Agreements, Overnight (44.07%)
------------------------------------------------------------------------------------------------------------------------------------
$   85,000,000  The Goldman Sachs Group L.P. (Collateralized by $126,237,623,
                FHLMC (backed by GNMA) and GNMA, 6.000% to 7.500%,
                due 01/17/09 to 10/16/29)                                       04/03/00          6.13%    $   85,000,000
    85,000,000  Morgan (J.P.) Securities (Collateralized by $96,705,662,
                GNMA, 6.500% to 7.000%, due 05/15/24 to 10/15/29)               04/03/00          6.13         85,000,000
    60,000,000  Morgan Stanley & Company, Inc. (Collateralized by $177,857,756,
                GNMA, 5.500% to 7.125%, due 10/20/21 to 08/20/29)               04/03/00          6.13         60,000,000
    85,000,000  Salomon Smith Barney  (Collateralized by $121,122,980,
                GNMA, 6.000% to 7.000%, due 03/20/22 to 05/16/27)               04/03/00          6.13         85,000,000
--------------                                                                                             --------------
   315,000,000  Total Repurchase Agreements, Overnight                                                        315,000,000
--------------                                                                                             --------------
U.S. Government Obligations (55.82%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  U.S. Treasury Bills                                             04/18/00          5.98%    $   49,875,833
   225,000,000  U.S. Treasury Bills                                             04/20/00          5.96        224,369,465
    40,000,000  U.S. Treasury Notes                                             05/15/00          5.10         40,049,320
    10,000,000  U.S. Treasury Notes                                             05/31/00          4.86         10,006,618
    25,000,000  U.S. Treasury Notes                                             07/31/00          5.44         25,015,793
    15,000,000  U.S. Treasury Notes                                             08/31/00          5.30         14,975,927
    10,000,000  U.S. Treasury Notes                                             11/15/00          5.55          9,999,772
    10,000,000  U.S. Treasury Notes                                             01/31/01          6.06          9,863,502
    15,000,000  U.S. Treasury Notes                                             02/15/01          6.19         14,872,176
--------------                                                                                             --------------
   400,000,000  Total U.S. Government Obligations                                                             399,028,406
--------------                                                                                             --------------
                Total Investments (99.89%) (Cost $714,028,406+)                                               714,028,406
                Cash and Other Assets Net of Liabilities (0.11%)                                                  804,827
                                                                                                           --------------
                Net Assets (100.00%)                                                                       $  714,833,233
                                                                                                           ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,  658,396,095 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Class B Shares,   37,987,536 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Pinnacle Shares,  18,449,602 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============

                + Aggregate cost for federal income tax purposes is identical.
KEY:

FHLMC    =        Federal Home Loan Mortgage Corporation
GNMA     =        Government National Mortgage Association


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2000
================================================================================

                                                                     Money Market                U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------          -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $       39,175,742          $      38,915,936
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              836,918                    901,607
    Administration fee.........................................              348,716                    375,670
    Shareholder servicing fee (Class A)........................            1,023,406                  1,673,442
    Custodian expenses.........................................               40,146                     59,431
    Shareholder servicing and related shareholder expenses.....              153,273                    165,130
    Legal, compliance and filing fees..........................              143,101                     67,709
    Audit and accounting.......................................               39,643                     86,650
    Trustees' fees ............................................                6,225                      6,225
    Amortization of organization costs.........................                  366                    -0-
    Miscellaneous..............................................                9,987                     23,507
                                                                  ------------------          -----------------
        Total expenses.........................................            2,601,781                  3,359,371
        Less:
         Expenses paid indirectly (Note 2).....................              -0-              (           2,035)
         Fees waived (Note 2)..................................   (          183,558)         (         181,253)
                                                                  ------------------          -----------------
                Net expenses...................................            2,418,223                  3,176,083
                                                                  ------------------          -----------------
Net investment income..........................................           36,757,519                 35,739,853

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................              -0-                      -0-
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $       36,757,519          $      35,739,853
                                                                  ==================          =================

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2000 AND 1999
================================================================================



                                                    Money Market Portfolio                        U.S. Treasury Portfolio
                                             -----------------------------------           -----------------------------------

                                                  2000                  1999                    2000                  1999
                                             --------------        -------------           -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income...................   $   36,757,519        $  20,229,842           $  35,739,853         $  31,771,556
  Net realized gain (loss) on investments           -0-                    4,250                 -0-                    26,250
                                             --------------        -------------           -------------         -------------
  Increase in net assets from operations..       36,757,519           20,234,092              35,739,853            31,797,806
Dividends to shareholders:
  Net investment income
    Class A...............................   (   21,330,939)       (   7,860,183)          (  31,666,894)        (  29,706,735)
    Class B...............................   (   10,109,238)       (  12,369,659)          (   3,246,867)        (   2,064,821)
    Pinnacle shares.......................   (    5,317,342)             -0-               (     826,092)              -0-

  Net realized gain on investments
    Class A...............................          -0-            (       1,686)                -0-             (      25,305)
    Class B...............................          -0-            (       2,564)                -0-             (         945)
Capital share transactions (Note 3):
    Class A...............................      482,350,233          173,601,064           (  62,801,444)          253,825,264
    Class B...............................      133,429,805        (   6,773,897)          (  41,805,178)           72,960,122
    Pinnacle shares.......................      144,631,456              -0-                  18,449,602                -0-
                                             --------------        -------------           -------------         -------------
    Total increase (decrease).............      760,411,494          166,827,167           (  86,157,020)          326,785,386
Net assets:
    Beginning of year.....................      503,377,109          336,549,942             800,990,253           474,204,867
                                             --------------        -------------           -------------         -------------
    End of year...........................   $1,263,788,603        $ 503,377,109           $ 714,833,233         $ 800,990,253
                                             ==============        =============           =============         =============











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the year ended March 31, 2000, the Manager voluntarily waived investment management fees and administration fees of $22,036 and $161,522, respectively, for the Money Market Portfolio and administration fees $181,253, for the U.S. Treasury Portfolio.


Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended for each Portfolio.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $138,070 and $149,459 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S Treasury Portfolio, respectively.

Included in the Statements of Operations under the captions "Custodian expenses" are expense offsets of $2,035 for the U.S. Treasury Portfolio.

3. Transactions in Shares of Beneficial Interest.

At March 31, 2000, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $1,263,788,603 and $714,833,233, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                      Money Market Portfolio
                                           -----------------------------------------
                                           For the Year Ended     For the Year Ended
Class A                                     March 31, 2000          March 31, 1999
-------                                     --------------          --------------
Sold....................................    $1,877,791,119          $1,206,034,402
Issued on reinvestment of dividends.....        19,077,715               7,406,833
Redeemed................................    (1,414,518,601)         (1,039,840,171)
-------                                      -------------           -------------
Net increase (decrease).................       482,350,233             173,601,064
                                             =============           =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Transactions in Shares of Beneficial Interest. (Continued)

                                                     Money Market Portfolio
                                          ------------------------------------------
                                          For the Year Ended      For the Year Ended
Class B                                     March 31, 2000          March 31, 1999
-------                                     --------------          --------------
Sold....................................    $1,404,004,264           $1,168,818,328
Issued on reinvestment of dividends.....         9,356,473               12,028,592
Redeemed................................    (1,279,930,932)          (1,187,620,817)
-------                                      -------------            -------------
Net increase (decrease).................       133,429,805           (    6,773,897)
                                             =============            =============

                                             July 29, 1999
                                      (Commencement of Sales) to
PINNACLE SHARES                             March 31, 2000
---------------                             --------------
Sold....................................    $  238,497,604
Issued on reinvestment of dividends.....         5,316,113
Redeemed................................    (   99,182,261)
                                             -------------
Net increase (decrease).................       144,631,456

                                                     U.S. Treasury Portfolio
                                          ------------------------------------------
                                           For the Year Ended     For the Year Ended
Class A                                     March 31, 2000          March 31, 1999
-------                                     --------------          --------------
Sold....................................     2,073,614,004          $1,588,809,964
Issued on reinvestment of dividends.....        30,570,696              28,772,982
Redeemed................................    (2,166,986,144)         (1,363,757,682)
                                             -------------           -------------
Net increase (decrease).................    (   62,801,444)            253,825,264
                                             =============           =============

                                           For the Year Ended     For the Year Ended
Class B                                     March 31, 2000          March 31, 1999
-------                                     --------------          --------------
Sold....................................    $  256,122,980           $ 204,200,988
Issued on reinvestment of dividends.....         3,237,610               1,905,798
Redeemed................................    (  301,165,768)          ( 133,146,664)
                                             -------------           -------------
Net increase (decrease).................    (   41,805,178)             72,960,122
                                             =============           =============

                                             July 29, 1999
                                        (Commencement of Sales) to
PINNACLE SHARES                             March 31, 2000
---------------                             --------------
Sold....................................    $   57,728,428
Issued on reinvestment of dividends.....           825,910
Redeemed................................    (   40,104,736)
                                             -------------
Net increase (decrease).................        18,449,602
                                             =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Financial Highlights.

                                                                   Money Market Portfolio
                                                 ---------------------------------------------------------------------
CLASS A                                                   For the Year Ended March 31,                    April 6, 1995
-------                                          -------------------------------------------------  (Commencement of Sales) to
                                                    2000          1999         1998         1997       March 31, 1996
                                                 ---------     ---------    ---------    ---------     --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00       $  1.00      $  1.00      $  1.00          $  1.00
                                                 ---------     ---------    ---------    ---------        ---------
Income from investment operations:
   Net investment income.......................     0.051         0.050        0.053        0.050            0.054
Less distributions:
   Dividends from net investment income........  (  0.051)     (  0.050)    (  0.053)    (  0.050)        (  0.054)
                                                  -------       -------      -------      -------          -------
Net asset value, end of period.................  $  1.00       $  1.00      $  1.00      $  1.00          $  1.00
                                                 ========      ========     ========     ========         ========
Total Return...................................     5.17%         5.12%        5.38%        5.16%            5.58%*
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 764,608     $ 282,258    $ 108,657    $  38,220        $      5
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+    0.45%         0.45%        0.45%        0.42%            0.41%*
   Net investment income.......................     5.21%         4.93%        5.25%        5.07%            5.46%*
   Expenses paid indirectly....................     0.00%         0.00%        0.00%        0.01%            0.04%*
   Management and administration fees waived...     0.03%         0.05%        0.07%        0.09%            0.13%*
   Expenses reimbursed.........................     0.00%         0.00%        0.00%        0.00%            0.03%*

                                                                             Money Market Portfolio
                                                     ---------------------------------------------------------------------
                                                                          For the Year Ended March 31,
CLASS B                                              ---------------------------------------------------------------------
-------                                                2000           1999            1998           1997           1996
                                                     ---------      ---------      ----------     ---------      ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........      $  1.00        $  1.00        $   1.00       $  1.00        $  1.00
                                                     ---------      ---------      ----------     ---------      ---------
Income from investment operations:
   Net investment income.......................         0.053          0.053           0.055         0.053          0.57
Less distributions:
   Dividends from net investment income........      (  0.053)      (  0.053)       (  0.055)     (  0.053)      (  0.057)
                                                      -------        -------         -------       -------        -------
Net asset value, end of period.................      $  1.00        $  1.00         $  1.00       $  1.00        $  1.00
                                                     ========       ========,       ========      ========       ========
Total Return...................................         5.43%          5.38%           5.64%         5.42%          5.85%
Ratios/Supplemental Data
Net assets, end of period (000)................      $ 354,549      $ 221,119       $ 227,893     $ 158,525      $ 127,282
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+        0.20%          0.20%           0.20%         0.17%          0.16%
   Net investment income.......................         5.36%          5.27%           5.50%         5.29%          5.64%
   Expenses paid indirectly....................         0.00%          0.00%           0.00%         0.01%          0.04%
   Management and administration fees waived...         0.03%          0.05%           0.07%         0.09%          0.13%
   Expenses reimbursed.........................         0.00%          0.00%           0.00%         0.00%          0.03%

*  Annualized
+  Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights. (Continued)

                                                       Money Market Portfolio
                                               --------------------------------------
                                                          July 29, 1999
PINNACLE SHARES                                     (Commencement of Sales) to
---------------                                           March 31, 2000
                                                          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............           $   1.00
                                                           -----------
Income from investment operations:
    Net investment income.......................               0.038
Less distributions:
    Dividends from net investment income........           (   0.038  )
                                                            ----------
Net asset value, end of period..................           $   1.00
                                                           ===========
Total Return....................................               5.43%*
Ratios/Supplemental Data
Net assets, end of period (000).................           $   144,632
Ratios to average net assets:
Expenses (net of fees waived and reimbursed)+...               0.20%*
    Net investment income.......................               5.36%*
    Expenses paid indirectly....................               0.00%*
    Management and administration fees waived...               0.03%*



*  Annualized
+  Includes expenses paid indirectly.

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Financial Highlights. (Continued)

                                                                              U.S. Treasury Portfolio
                                                  ---------------------------------------------------------------------------------

                                                             For the Year Ended March 31,                 November 29, 1995
CLASS A                                           ------------------------------------------------ (Commencement of Operations) to
-------                                             2000          1999         1998         1997            March 31, 1996
                                                  --------     ---------    ---------     ---------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............  $  1.00      $  1.00      $  1.00       $  1.00             $  1.00
                                                  --------     ---------    ---------     --------            ---------
Income from investment operations:
   Net investment income........................     0.048        0.048        0.051         0.049               0.017
Less distributions:
   Dividends from net investment income.........  (  0.048)    (  0.048)    (  0.051)     (  0.049)           (  0.017)
                                                   -------      -------      -------       -------             -------
Net asset value, end of period..................  $  1.00      $  1.00      $  1.00       $  1.00             $  1.00
                                                  ========     ========     ========      ========            ========
Total Return....................................     4.82%        4.86%        5.24%         5.00%               5.18%*
Ratios/Supplemental Data
Net assets, end of period (000).................  $ 658,396    $ 721,197    $ 467,372     $ 310,290           $ 291,747
Ratios to average net assets:
   Expenses (net of fees waived)+...............      0.45%       0.45%        0.42%         0.42%               0.43%*
   Net investment income........................      4.73%       4.71%        5.12%         4.89%               5.07%*
   Expenses paid indirectly.....................      0.00%       0.00%        0.00%         0.01%               0.00%
   Management and administration fees waived....      0.02%       0.04%        0.07%         0.05%               0.08%*

                                                                              U.S. Treasury Portfolio
                                                  ---------------------------------------------------------------------------------
                                                             For the Year Ended March 31,                   November 18, 1996
                                                      ---------------------------------------------     (Commencement of Sales) to
CLASS B                                                  2000            1999             1998                 March 31, 1997
-------                                               ----------      ----------       ----------              --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $   1.00        $   1.00         $   1.00                  $   1.00
                                                      ----------      ----------       ----------                ----------
Income from investment operations:
   Net investment income........................          0.050           0.050            0.054                     0.019
Less distributions:
   Dividends from net investment income.........      (   0.050)      (   0.050)       (   0.054)                (   0.019)
                                                       --------        --------         --------                  --------
Net asset value, end of period..................      $   1.00        $   1.00         $   1.00                  $   1.00
                                                      =========       =========        =========                 =========
Total Return....................................          5.08%           5.12%            5.50%                     5.27%*
Ratios/Supplemental Data
Net assets, end of period (000).................      $   37,987       $  79,793       $    6,833                $    7,799
Ratios to average net assets:
   Expenses (net of fees waived)+...............          0.20%           0.20%            0.17%                     0.17%*
   Net investment income........................          4.97%           4.73%            5.37%                     5.14%*
   Expenses paid indirectly.....................          0.00%           0.00%            0.00%                     0.01%*
   Management and administration fees waived....          0.02%           0.04%            0.07%                     0.05%*

*  Annualized
+  Includes expenses paid indirectly.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights. (Continued)

                                                           U.S. Treasury Portfolio
                                              --------------------------------------------
                                                               July 29, 1999
PINNACLE SHARES                                          (Commencement of Sales) to
---------------                                               March 31, 2000
                                                              --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............              $   1.00
                                                              -------------
Income from investment operations:
   Net investment income........................                  0.035
Less distributions:
   Dividends from net investment income.........              (   0.035   )
                                                               -----------
Net asset value, end of period..................              $   1.00
                                                              ============
Total Return....................................                  5.08%*
Ratios/Supplemental Data
Net assets, end of period (000).................              $     18,450
Ratios to average net assets:
   Expenses (net of fees waived)+...............                  0.20%*
   Net investment income........................                  4.97%*
   Expenses paid indirectly.....................                  0.00%*
   Management and administration fees waived....                  0.02%*

*  Annualized
+  Includes expenses paid indirectly.





















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
INDEPENDENT AUDITOR'S REPORT

================================================================================







To the Board of Trustees and Shareholders of Institutional Daily Income Fund





In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market portfolio and the U.S. Treasury Portfolio (constituting Institutional Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended March 31, 1999, including the financial highlights for each of the period prior to March 31, 2000 were audited by other independent accountants whose report dated April 30, 1999 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP

New York, New York
May 9, 2000






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Institutional Daily Income Fund
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management L.P.
    600 Fifth Avenue
    New York, New York 10020

Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services L.P.
    600 Fifth Avenue
    New York, New York 10020















IDI3/00A


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





INSTITUTIONAL
DAILY
INCOME FUND








                            Annual Report
                            March 31, 2000







--------------------------------------------------------------------------------